Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of Accounts Receivable

As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Third parties
Accounts receivable related to sales of marine fuels	$31,225,656	$26,266,112
Less: allowance for credit losses	(10,423)	(10,423)
Total accounts receivable, net	$31,215,233	$26,255,689

Schedule of Allowance for Expected Credit Losses

The movement of allowance for credit losses is as follow:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$10,423	$10,423
Recovery of credit losses	-	-
Ending balance at June 30, 2026 and 2025	$10,423	$10,423